Share Based Compensation Plans - Schedule of Inputs to Fair Valuation Model (Details) - 2015 Share Plan	12 Months Ended
	Mar. 31, 2019 yr
Statement Line Items [Line Items]
Expected volatility	50.00%	[1]
Dividend yield	0.00%
Range of fair value of the granted options at the grant date	$0.3 - 4.4	[2]
Bottom of Range
Statement Line Items [Line Items]
Option life (Years)	6.1
Risk free rate	2.50%
Top of Range
Statement Line Items [Line Items]
Option life (Years)	6.6
Risk free rate	2.90%

[1]	The expected volatility of all other options is based on the historic share price volatility of the Company over time periods comparable to the time from the grant date to the maturity dates of the options.
[2]	Fair value of options granted under all other schemes is measured using a Black Scholes model.